DIRECT COMMERCIAL PROPERTY EXPENSE (Tables)	12 Months Ended
Dec. 31, 2020
Direct operating expense from investment property [abstract]
Disclosure of detailed information about direct commercial property expense
The components of direct commercial property expense are as follows:

(US$ Millions) Years ended Dec. 31,	2020	2019	2018
Property maintenance	$679	$749	$773
Real estate taxes	610	619	528
Employee compensation and benefits	158	170	196
Ground rents(1)	—	—	59
Lease expense(2)	16	16	—
Other(3)	473	413	295
Total direct commercial property expense	$1,936	$1,967	$1,851
(1)The partnership adopted IFRS 16 in 2019 using the modified retrospective method. The comparative information has not been restated and is reported under the accounting standards effective for those periods.
(2)Represents the operating expenses relating to variable lease payments not included in the measurement of the lease liability.
(3)For the twelve months ended December 31, 2020, the partnership recorded a $99 million (2019 - $31 million) loss allowance in commercial property operating expenses.